Condensed Interim Consolidated Statements of Loss and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
REVENUES
Revenues	$ 316,819	$ 304,684	$ 891,236	$ 375,383
EXPENSES
Amortization (Note 7)	74,870	84,782	215,234	230,031
Amortization of intangible assets (Note 10)	629,108	527,653	1,896,787	1,455,366
Consulting fees (Note 3)	262,966	237,403	598,087	463,201
Foreign exchange (gain) loss	(28,328)	(445,620)	(75,100)	873,286
Office and miscellaneous expenses	292,753	(79,747)	711,968	468,491
Interest expense	29,155	29,806	96,205	146,308
Professional fees (Note 14)	168,686	325,336	836,327	2,385,696
Salaries and wages (Note 14)	1,528,149	1,647,324	4,586,199	3,829,159
Sales and marketing	24,234	93,550	102,489	820,573
Software delivery costs	261,739	228,004	863,744	386,658
Share-based compensation (Note 13)	371,266	925,124	1,255,588	1,403,132
Total operating loss	(3,297,779)	(3,268,932)	(10,196,292)	(12,086,516)
Finance expense (Note 12)	(16,183)	(47,857)	(60,280)	(185,486)
Change in fair value of warrant liability (Note 13)	6	1,736,646	361,055	(2,969,244)
Other expense	(196,118)	2,188	(196,118)	(116,356)
Net loss	(3,510,074)	(1,577,955)	(10,091,635)	(15,357,602)
Other comprehensive loss:
Foreign currency translation (gain) loss	(107,276)		(156,600)	355,627
Loss and comprehensive loss	(3,402,798)	(1,577,955)	(9,935,035)	(15,713,229)
Total other comprehensive loss attributable to:
Shareholders	(107,276)		(156,600)	294,513
Non-controlling interest				61,114
Comprehensive income	(107,276)		(156,600)	355,627
Total comprehensive loss attributable to:
Shareholders	(2,974,733)	(572,952)	(8,248,044)	(13,012,921)
Non-controlling interest	(428,065)	(1,005,002)	(1,686,991)	(2,700,309)
Comprehensive income net	$ (3,402,798)	$ (1,577,955)	$ (9,935,035)	$ (15,713,229)
Basic and diluted loss per common share attributable to Versus Systems Inc. (in Dollars per share)	$ (1.79)	$ (0.57)	$ (5.87)	$ (14.39)
Weighted average common shares outstanding (in Shares)	1,598,527	1,009,001	1,377,432	924,480